Fair Value Measurements and Marketable Securities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value Recurring Basis

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements at March 31, 2018 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$44,083	$—	$44,083
U.S. commercial paper	—	3,996	—	3,996

Total cash equivalents	—	48,079	—	48,079

Marketable securities:
U.S. government securities	—	8,919	—	8,919
U.S. corporate bonds	—	7,976	—	7,976
U.S. commercial paper	—	5,946	—	5,946

Total marketable securities	—	22,841	—	22,841

Total cash equivalents and marketable securities	$—	$70,920	$—	$70,920

Liabilities:
Derivative liabilities:
Anti-dilution rights	$—	$—	$223	$223

Total derivative liabilities	$—	$—	$223	$223

	Fair Value Measurements at December 31, 2017 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$83,121	$—	$83,121

	$—	$83,121	$—	$83,121

Liabilities:
Derivative liabilities:
Anti-dilution rights	$—	$—	$223	$223

	$—	$—	$223	$223

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	Fair Value Measurements at December 31, 2017 Using:
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$—	$83,121	$—	$83,121

	$—	$83,121	$—	$83,121

Liabilities:
Derivative liabilities:
Anti-dilution rights	$—	$—	$223	$223

	$—	$—	$223	$223

	Fair Value Measurements at December 31, 2016 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities:
Anti-dilution rights	$—	$—	$1,806	$1,806
Contingent prepayment option	—	—	902	902

	$—	$—	$2,708	$2,708

Roll Forward of the Fair values of Derivative Liabilities

The following table provides a roll forward of the aggregate fair values of the Company’s derivative liabilities, for which fair value was determined by Level 3 inputs (in thousands):

	Contingent Prepayment Options	Tranche Rights	Anti- Dilution Rights	Total
Balance at December 31, 2015	$—	$2,404	$980	$3,384
Fair value at issuance	908	909	1,780	3,597
Change in fair value	(6)	(600)	26	(580)
Settlement	—	(2,713)	(980)	(3,693)

Balance at December 31, 2016	902	—	1,806	2,708
Change in fair value	42	—	(1,583)	(1,541)
Settlement	(944)	—	—	(944)

Balance at December 31, 2017	$—	$—	$223	$223

Summary of Gross Unrealized Gains and Losses of Marketable Securities

The following table summarizes the gross unrealized gains and losses of the Company’s marketable securities as of March 31, 2018 (in thousands):

	March 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Assets:
U.S. government securities	$8,925	$—	$(6)	$8,919
U.S. corporate bonds	7,999	—	(23)	7,976
U.S. commercial paper	5,946	—	—	5,946

	$22,870	$—	$(29)	$22,841